Filed electronically with the Securities and Exchange Commission on March 17, 2014

File No. 002-21789
File No. 811-01236

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 112	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 112

DWS Market Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On __________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On __________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Global Income Builder Fund — Class A, Class B, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 14th day of March 2014.

                                               DWS MARKET TRUST

                                             By: /s/Brian E. Binder
                       Brian E. Binder*
                       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	March 14, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 14, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	March 14, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	March 14, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	March 14, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	March 14, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	March 14, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	March 14, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	March 14, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	March 14, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	March 14, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	March 14, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	March 14, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	March 14, 2014

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**   Attorney-in-fact pursuant to the powers of attorney as filed herein; and that are incorporated herein by reference to Post-Effective Amendment No. 109 to the Registration Statement, as filed on December 18, 2013.

DWS MARKET TRUST

Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following persons, whose signatures appear below, do hereby constitute and appoint Scott Hogan, John Millette and Caroline Pearson, and each of them,  severally, with full powers of substitution, or if more than one  acts,  a majority of them,  their true and lawful  attorney and agent to execute in their name,  place and stead (in such  capacity) any and all  amendments to enable DWS MARKET TRUST (the "Trust") to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the  Investment  Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission  in respect  thereof,  in  connection  with the  Trust's  Registration Statement on Form N-1A pursuant to the 1933 Act and/or the 1940 Act,  together with any and all pre- and post-effective amendments thereto,  including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the  undersigned as a trustee of the Trust such Registration  Statement and any and all such pre- and post-effective  amendments filed with the  Securities  and Exchange  Commission  under the 1933 Act and/or the 1940 Act, and any other  instruments  or  documents  related  thereto, and the undersigned  does hereby ratify and confirm all that said  attorney-in-fact  and agent, or either of them or their  substitute or substitutes, shall lawfully do or cause to be done by virtue hereof.

SIGNATURE	TITLE	DATE
/s/John W. Ballantine
John W. Ballantine	Trustee	March 7, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.	Trustee	March 7, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll	Trustee	March 7, 2014

/s/Keith R. Fox
Keith R. Fox	Trustee	March 7, 2014

/s/Paul K. Freeman
Paul K. Freeman	Trustee	March 7, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss	Trustee	March 7, 2014

/s/Richard J. Herring
Richard J. Herring	Trustee	March 7, 2014

/s/William McClayton
William McClayton	Trustee	March 7, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel	Trustee	March 7, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.	Trustee	March 7, 2014

/s/Jean Gleason Stomberg
Jean Gleason Stromberg	Trustee	March 7, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth	Trustee	March 7, 2014

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase